Equity Incentive Plans & Stock-Based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024	Mar. 31, 2023	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	437,743	147,019
Aggregate intrinsic value of options outstanding	$ 0	$ 2,300,000
Aggregate intrinsic value of options exercised	200,000	4,600,000
Grant date fair value of options vested	100,000	700,000
Unrecognized compensation cost	11,000,000.0	35,800,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	0
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 10,000.00	$ 1,300,000
Unrecognized compensation cost, period for recognition	2 years 3 months 18 days	3 years
2024 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award expiration period	10 years
Exercise price of stock options as percentage of fair value	110.00%
Award vesting period	4 years
2021 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	46,456		24,612				81,460
2021 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	18,958		4,917	3,573	3,491	6,978